Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2024
Text block [abstract]
Schedule of Prepaid Expenses and Other Current Assets

	December 31,
	2024	2023
Prepaid expenses	150	161
Deferred commissions	112	139
Current tax receivables	67	72
Inventory	21	20
Other current assets	50	43
Prepaid expenses and other current assets	400	435